Quarterly Holdings Report
for

Fidelity® Canada Fund

July 31, 2019

CAN-QTLY-0919
1.804819.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 4.2%
TELUS Corp.	1,200,300	$43,144,592
Media - 0.9%
Cogeco Communications, Inc.	117,900	9,311,045
Wireless Telecommunication Services - 2.4%
Rogers Communications, Inc. Class B (non-vtg.)	457,900	23,769,305

TOTAL COMMUNICATION SERVICES		76,224,942

CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants & Leisure - 0.4%
Recipe Unlimited Corp.	222,000	4,519,730
Leisure Products - 1.6%
BRP, Inc.	243,400	8,573,773
Spin Master Corp. (a)(b)	270,800	7,694,348
		16,268,121
Multiline Retail - 2.5%
Dollarama, Inc.	689,400	25,543,007

TOTAL CONSUMER DISCRETIONARY		46,330,858

CONSUMER STAPLES - 8.6%
Food & Staples Retailing - 8.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	735,100	45,059,547
George Weston Ltd.	249,500	19,732,391
Metro, Inc. Class A (sub. vtg.)	375,295	14,678,533
North West Co., Inc.	359,900	8,238,050
		87,708,521
ENERGY - 16.4%
Energy Equipment & Services - 0.1%
Computer Modelling Group Ltd.	231,000	1,148,174
Oil, Gas & Consumable Fuels - 16.3%
ARC Resources Ltd.	823,100	4,209,672
Canadian Natural Resources Ltd.	1,252,398	31,722,735
Cenovus Energy, Inc. (Canada)	1,297,800	12,065,469
Enbridge, Inc.	931,900	31,124,528
Pinnacle Renewable Energy, Inc.	509,300	3,920,661
PrairieSky Royalty Ltd.	2,262,418	30,307,282
Suncor Energy, Inc.	1,842,600	52,871,088
		166,221,435

TOTAL ENERGY		167,369,609

FINANCIALS - 31.8%
Banks - 21.1%
Royal Bank of Canada	1,357,700	107,212,831
The Toronto-Dominion Bank	1,859,700	108,710,298
		215,923,129
Capital Markets - 1.0%
IGM Financial, Inc.	385,600	10,652,353
Insurance - 9.7%
Intact Financial Corp.	329,225	30,687,422
Power Corp. of Canada (sub. vtg.)	1,087,000	23,044,598
Sun Life Financial, Inc.	1,087,200	45,175,063
		98,907,083

TOTAL FINANCIALS		325,482,565

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Jamieson Wellness, Inc.	88,100	1,376,437
INDUSTRIALS - 10.9%
Aerospace & Defense - 0.7%
CAE, Inc.	251,000	6,768,518
Professional Services - 2.1%
Thomson Reuters Corp.	319,800	21,478,309
Road & Rail - 8.1%
Canadian National Railway Co.	337,600	31,954,078
Canadian Pacific Railway Ltd.	213,500	50,974,379
		82,928,457

TOTAL INDUSTRIALS		111,175,284

INFORMATION TECHNOLOGY - 6.2%
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (a)	264,700	20,372,955
Software - 4.2%
Constellation Software, Inc.	22,800	21,692,478
Open Text Corp.	487,928	20,810,325
		42,502,803

TOTAL INFORMATION TECHNOLOGY		62,875,758

MATERIALS - 11.9%
Chemicals - 3.8%
Nutrien Ltd.	717,181	39,320,516
Containers & Packaging - 1.2%
CCL Industries, Inc. Class B	252,800	12,641,915
Metals & Mining - 6.5%
Franco-Nevada Corp.	405,600	35,249,523
Lundin Mining Corp.	1,694,600	8,204,648
OceanaGold Corp.	810,600	2,198,779
Wheaton Precious Metals Corp.	785,300	20,527,997
		66,180,947
Paper & Forest Products - 0.4%
Western Forest Products, Inc.	3,717,600	3,999,842

TOTAL MATERIALS		122,143,220

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Allied Properties (REIT)	259,000	9,602,114
TOTAL COMMON STOCKS
(Cost $703,662,867)		1,010,289,308

Money Market Funds - 1.1%
Fidelity Cash Central Fund 2.43% (c)
(Cost $11,055,521)	11,053,540	11,055,751
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $714,718,388)		1,021,345,059
NET OTHER ASSETS (LIABILITIES) - 0.1%		907,098
NET ASSETS - 100%		$1,022,252,157

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,694,348 or 0.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$146,565
Fidelity Securities Lending Cash Central Fund	186,106
Total	$332,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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